Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004003
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%	7.66%		7.04%
Without Sales Load [Member] | C000004004
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%	7.38%		6.75%
Without Sales Load [Member] | C000004005
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%	7.03%		6.42%
Without Sales Load [Member] | C000159125
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	7.83%		7.20%
Without Sales Load [Member] | C000219334
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%	8.55%	13.56%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.67%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.67%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.67%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%		7.67%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	11.18%	15.08%
MSCI All Country World Index ex USA Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.77%	7.11%		7.64%
MSCI All Country World Index ex USA Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.77%	7.11%		7.64%
MSCI All Country World Index ex USA Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.77%	7.11%		7.64%
MSCI All Country World Index ex USA Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.77%	7.11%		7.64%
MSCI All Country World Index ex USA Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.77%	7.11%	12.71%